Leases - Operating and Financing Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease cost for operating leases
Operating lease cost	$ 41,891	$ 40,381	$ 39,411
Amortization of leased assets	2,484	3,424
Interest on leased liabilities	219	152
Total lease cost	44,594	43,957	39,411
Operating cash flow information: Cash paid for amounts included in the measurement of lease liabilities	40,782	40,249	39,212
Operating cash flows from finance leases	219	152
Financing cash flows from finance leases	5,560	3,133
Right-of-use assets obtained in exchange for lease liabilities - operating leases	63,648	17,933	15,117
Right-of-use assets obtained in exchange for lease liabilities - finance lease	$ 3,369	$ 10,012	$ 3,754
Weighted average remaining lease term	8 years 10 months 24 days	8 years
Weighted average remaining lease term - finance leases	4 years 2 months 12 days	4 years 10 months 24 days
Weighted average discount rate	2.93%	3.37%
Weighted average discount rate - finance leases	1.96%	1.89%